PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2015
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
30.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As at December 31
	2014	2015	2015
	RMB	RMB	US$
ASSETS
Current assets:
Cash	175,125	1,768	273
Amounts due from subsidiaries	374,237	402,900	62,197
Total current assets	549,362	404,668	62,470
Non-current assets:
Investment in subsidiaries	2,203,785	2,662,807	411,066
Deferred cost, non-current	2,867	3,142	486
Total assets	2,756,014	3,070,617	474,022
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Short-term bank borrowings	307,128	550,995	85,059
Accrued expenses and other liabilities	45,920	521,618	80,524
Amounts due to subsidiaries	415,826	606,478	93,624
Total current liabilities	768,874	1,679,091	259,207
Long-term bank and other borrowings	189,591	-	-
Total liabilities	958,465	1,679,091	259,207
Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares—500,000,000; issued shares—142,353,532 as of December 31, 2014 and 2015; outstanding shares—134,836,300 and 132,994,201 as of December 31, 2014 and 2015, respectively)	105	105	16
Treasury stock (7,517,232 and 9,359,331 as of December 31, 2014 and 2015, respectively)	(5)	(6)	(1)
Additional paid-in capital	2,074,125	1,774,330	273,910
Accumulated other comprehensive loss	(18,651)	(46,574)	(7,190)
Accumulated deficit	(258,025)	(336,329)	(51,920)
Total shareholders' equity	1,797,549	1,391,526	214,815
Total liabilities and shareholders' equity	2,756,014	3,070,617	474,022

Condensed statements of comprehensive income (loss)

	For the Years Ended December 31
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
General and administrative expenses	(24,028)	(7,892)	(21,623)	(3,338)
Selling expenses	(2,231)	(754)	(797)	(123)
Operating loss	(26,259)	(8,646)	(22,420)	(3,461)
Equity in profit or loss of subsidiaries	114,146	146,488	(40,120)	(6,194)
Interest income	1	570	1,043	161
Interest expense	(3,398)	(17,899)	(20,619)	(3,183)
Changes in fair value of derivative	—	2,605	34,455	5,319
Loss on debt extinguishment	—	—	(36,648)	(5,657)
Foreign exchange gain	1,402	1,591	6,006	927
Net income (loss)	85,893	124,709	(78,303)	(12,088)
Net income (loss) attributable to ordinary shareholders	85,893	124,709	(78,303)	(12,088)
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	1,672	(3,368)	(27,923)	(4,311)
Total other comprehensive income (loss)	1,672	(3,368)	(27,923)	(4,311)
Comprehensive income (loss)	87,565	121,341	(106,226)	(16,399)

Condensed statements of cash flows

	For the Years Ended December 31
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Net cash used in operating activities	(17,599)	(8,613)	(29,140)	(4,498)
Net cash provided (used in) by investing activities	20,827	304,646	(354,246)	(54,686)
Net cash provided (used in) by financing activities	187,455	(322,317)	196,366	30,314

Exchange rate effect on cash	(2,946)	6,371	13,663	2,108

Net increase (decrease) in cash	187,737	(19,913)	(173,357)	(26,762)
Cash at beginning of the year	7,301	195,038	175,125	27,035

Cash at end of the year	195,038	175,125	1,768	273

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments — Equity Method and Joint Ventures. Such investment is presented on the balance sheet as “Investment in subsidiaries” and the subsidiaries profit or loss as “Equity in profit or loss of subsidiaries” on the statements of comprehensive income (loss). The parent company only financial statements should be read in conjunction with the Company's consolidated financial statements.